Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Future Minimum Payments of Commitments

Future minimum payments under these agreements as at December 31, 2017 are presented in the following table:

2018	13,198
2019	2,363
2020	1,451
2021	408
2022	234
2023 and thereafter	—

Total commitments	17,654